Leases - Summary of Other Information Related to Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	¥ 18,669,210	¥ 21,478,066	¥ 20,376,826
Lease liability arising from obtaining Right-of-use assets	¥ 14,628,975	¥ 16,132,735	¥ 33,360,187